Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Summary of the status of the stock options outstanding
A summary of the status of the options outstanding consisted of the following:

(Shares in thousands)	Number of stock options outstanding	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – December 31, 2021	23,610	$5.54	7.70	$53,455
Granted	7,649	3.77
Exercised	(1,631)	1.51
Forfeited	(4,100)	7.27
Outstanding - December 31, 2022	25,528	$5.00	7.54	$921
Exercisable - December 31, 2022	14,027	$4.32	6.42	$921

Summary of weighted average grant date fair value and intrinsic value of options exercised
The following table summarizes the weighted average grant date fair value and total intrinsic value of options exercised for the years ended December 31, 2022 and 2021:

(In thousands, except per share data)	2022	2021
Weighted average grant date fair value (per share) of stock option units granted	$2.59	$7.39
Intrinsic value of stock option units exercised, using market price at exercise date	$5,106	$21,131

Summary of fair value of stock options granted under the plan
The fair value of stock options granted under the Plan during the years ended December 31, 2022 and 2021, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2022	2021
Risk-free annual interest rate	1.4% to 3.0%	0.4% to 1.2%
Expected annual dividend yield	0%	0%
Expected stock price volatility	74.9% to 80.4%	67.0% to 82.2%
Expected life of stock options	5.5 to 7.0 years	5.0 to 7.0 years
Forfeiture rate	7.2% to 28.0%	7.5% to 24.9%
Fair value at grant date	$1.23 to $4.90	$4.47 to $8.78
Stock price at grant date	$1.81 to $6.91	$6.62 to $13.10
Exercise price range	$1.81 to $6.91	$6.62 to $13.10

Summary of outstanding restricted stock units
A summary of outstanding RSUs is provided below:

(Shares in thousands)	Number of RSUs outstanding	Weighted average fair value	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – December 31, 2021	1,093	$8.83	3.50	$9,657
Granted	4,438	5.36
Vested and settled	(452)	5.31
Forfeited	(821)	6.46
Outstanding - December 31, 2022	4,258	$5.71	4.00	$24,330

Summary of total fair value of restricted stock units vested
The following table summarizes the total fair value of RSUs vested for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Total fair value of RSUs vested, using market price at vest date	$2,396	$4,783

Summary of shares movement	A summary of the share movement is provided below:

(In thousands, except per share data)	Shares issued	Fair value (per share)	Compensation expense
Bluma replacement shares	814	$12.17	$239
Subscription award	62	$11.25	$694

Summary of expense from share-based payment transactions with employees
The following table sets forth the classification of stock-based compensation expense related to options awards for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Cost of goods sold	$1,984	$2,958
Selling, general and administrative expense	11,749	17,743
Total compensation expense for option awards	$13,733	$20,701
The following table sets forth the classification of stock-based compensation expense related to RSU awards for the years ended December 31, 2022 and 2021:

($ in thousands)	2022	2021
Cost of goods sold	$2,097	$579
Selling, general and administrative expense	7,914	3,985
Total compensation expense for RSU awards	$10,011	$4,563